Property and equipment	12 Months Ended
Mar. 31, 2024
Property and equipment
12. Property and equipment
Property and equipment by asset
category
is as follows:

	As of March 31,
	2023		2024		2024

	(In millions)
Land and premises	Rs.	25,501.3	Rs.	64,357.6	US$	772.2
Software and systems		56,092.8		73,561.3		882.7
Equipment and furniture		132,553.5		172,031.8		2,064.2

Property and equipment, at cost		214,147.6		309,950.7		3,719.1
Less: Accumulated depreciation		126,577.9		162,920.3		1,954.9

Property and equipment, net	Rs.	87,569.7	Rs.	147,030.4	US$	1,764.2

Depreciation and amortization
 charged for the fiscal years ended March 31, 2022, March 31, 2023 and March 31, 2024 was Rs.
16,816.9
 million, Rs.
23,489.7
 million and Rs.
31,147.3
 million (US$
373.7
million), respectively.